Related-party transactions - Income Statement (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Banco Santander, S.A. (Spain)
Related-party transactions
Interest income	$ 1	$ 22	$ 144
Interest expenses and similar charges	1,310	1,536	1,765
Fee and commission income	8	12	6
Fee and commission expense	2	2	2
Gains/(losses) on financial assets and liabilities (net)	(24,086)	(19,135)	2,145
Administrative expenses	464	398	335
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Interest income	84	112	107
Other operating income	79	69	62
Administrative expenses	2,875	2,147	1,804
Santander Investment Securities Inc.
Related-party transactions
Fee and commission income			6
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related-party transactions
Interest income	41	91	127
Interest expenses and similar charges	304	669	1,824
Fee and commission income	55	115	292
Fee and commission expense	34	31
Other operating income	55	53	113
Administrative expenses			88
Zurich Santander Seguros Mexico, S.A.
Related-party transactions
Fee and commission income	4,031	4,986	4,645
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related-party transactions
Fee and commission income	1,608	1,567	1,564
Fee and commission expense	17	14	16
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related-party transactions
Interest expenses and similar charges	41	37	44
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V.
Related-party transactions
Interest expenses and similar charges			7
Fee and commission expense	110	105	60
Administrative expenses			7
Santander Global Facilities, S.A. de C.V.
Related-party transactions
Interest expenses and similar charges	52	38	32
Fee and commission expense	135	161
Other operating income	20	37	44
Administrative expenses	446	368	517
Banco Santander (Chile)
Related-party transactions
Gains/(losses) on financial assets and liabilities (net)	(26)	134
Abbey National Treasury Services plc
Related-party transactions
Gains/(losses) on financial assets and liabilities (net)			56
Santander Digital Assets, S.L.
Related-party transactions
Other operating income	22	62
Gesban Mexico Servicios Administrativos Globales, S.A. de C.V.
Related-party transactions
Administrative expenses	55	59	54
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Administrative expenses	71	49	47
Universia Mexico, S.A. de C.V.
Related-party transactions
Administrative expenses		22
Geoban, S.A.
Related-party transactions
Administrative expenses		60	75
Santander Capital Structuring S.A. de C.V.
Related-party transactions
Interest income	176	164	120
Aquanima Mexico, S. de R.L. de C.V.
Related-party transactions
Administrative expenses	74	71	53
Other related parties [member]
Related-party transactions
Interest income	2	1	1
Interest expenses and similar charges	30	39	45
Fee and commission income	25	39
Fee and commission expense			8
Gains/(losses) on financial assets and liabilities (net)	(20)	12	19
Other operating income	37	44	29
Administrative expenses	$ 143	$ 30	$ 34